Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	€ 12,690	€ 13,062
Translation adjustment	(976)	(57)
Transfer from trade and other receivables (note 20)		8
Additions at cost	1,044	853	€ 882
Arising on acquisition (note 31)	1,536	19
Reclassified as held for sale	(104)
Disposals at net carrying amount	(90)	(186)
Depreciation charge for year	(1,006)	(1,009)
Ending balance	13,094	12,690	13,062
Cost/Deemed Cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	22,118	21,636
Ending balance	22,180	22,118	21,636
Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(9,428)	(8,574)
Ending balance	(9,086)	(9,428)	(8,574)
Land and Buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	6,157	6,396
Translation adjustment	(483)	9
Reclassifications	60	41
Transfer from trade and other receivables (note 20)		8
Additions at cost	87	82
Arising on acquisition (note 31)	703	(17)
Reclassified as held for sale	(22)
Disposals at net carrying amount	(53)	(129)
Depreciation charge for year	(225)	(233)
Ending balance	6,224	6,157	6,396
Land and Buildings [Member] | Cost/Deemed Cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	8,438	8,471
Ending balance	8,472	8,438	8,471
Land and Buildings [Member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(2,281)	(2,075)
Ending balance	(2,248)	(2,281)	(2,075)
Plant and machinery [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	6,035	6,087
Translation adjustment	(460)	(62)
Reclassifications	348	340
Additions at cost	481	451
Arising on acquisition (note 31)	812	51
Reclassified as held for sale	(79)
Disposals at net carrying amount	(37)	(56)
Depreciation charge for year	(781)	(776)
Ending balance	6,319	6,035	6,087
Plant and machinery [Member] | Cost/Deemed Cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	13,182	12,583
Ending balance	13,157	13,182	12,583
Plant and machinery [Member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(7,147)	(6,496)
Ending balance	(6,838)	(7,147)	(6,496)
Assets in course of construction [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	498	579
Translation adjustment	(33)	(4)
Reclassifications	(408)	(381)
Additions at cost	476	320
Arising on acquisition (note 31)	21	(15)
Reclassified as held for sale	(3)
Disposals at net carrying amount		(1)
Ending balance	551	498	579
Assets in course of construction [Member] | Cost/Deemed Cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	498	582
Ending balance	€ 551	498	582
Assets in course of construction [Member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		€ (3)
Ending balance			€ (3)